Note 4 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 16-0733425 003 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]

NOTE 4 - FAIR VALUE MEASUREMENTS

The Plan’s investments are reported at fair value in the accompanying statements of net assets available for benefits. The methods used to measure fair value may produce an amount that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to measure the fair value of certain financial instruments could result in a different fair value at the reporting date.

The framework that provides a fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurement, are described as follows:

Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the plan has the ability to access.

Level 2: Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;
•	Quoted prices for identical or similar assets or liabilities in inactive markets;
•	Inputs other than quoted prices that are observable for the asset or liability;
•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

SENECA FOODS CORPORATION EMPLOYEES' SAVINGS PLAN

NOTES TO FINANCIAL STATEMENTS

The asset or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Mutual funds: Valued at the net asset value (“NAV”) of shares held by the Plan at year end.  The NAV is the closing price reported on the active market on which the securities are traded (Level 1).

Employer securities: Certain assets of the Plan are invested in employer securities through a unitized stock fund, which includes the Company’s Class A and B common stock and investments in a money market fund for liquidity purposes. Employer securities are valued at the closing price reported on The NASDAQ Global Select Market System. Money market funds are stated at cost, which approximates fair value (Level 1).

Variable annuities: Assets of each separate account are pooled with the funds of other investors and invested in stocks, bonds, mutual funds or collective trusts. Shares held in pooled separate accounts are reported at the NAV of units held at year end. The NAV is determined by the total value of fund assets divided by the total number of units of the fund owned.

Collective investment trusts: Stable value funds that are composed primarily of fully benefit-responsive investment contracts that are valued at the net asset value of units of the bank collective trust. The collective investment trusts ("CIT") are tax-exempt, pooled investment vehicles that are valued daily by the CIT manager. CIT funds are not regulated by the Securities and Exchange Commission ("SEC"). They are regulated through the Office of the Comptroller of the Currency. CITs are not publicly traded; however, the daily price of the funds are publicly available through the NASDAQ Fund Network. All CITs are classified within Level 2 of the valuation hierarchy.

The following tables set forth, by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025 and 2024:

		Quoted Prices in	Significant
		Active Markets	Other
		for Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2025	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Mutual funds	$101,327,072	$101,327,072	$-	$-
Seneca Foods Corporation Employer Stock Fund	54,379,151	54,379,151	-	-
Collective investment trusts	123,016,020	-	123,016,020	-
Total assets in the fair value hierarchy	$278,722,243	$155,706,223	$123,016,020	$-
Investments measured at net asset value (a)	5,852,117
Total investments at fair value	$284,574,360

	December 31,
	2024
Financial assets:
Mutual funds	$84,923,343	$84,923,343	$-	$-
Seneca Foods Corporation Employer Stock Fund	41,241,181	41,241,181	-	-
Collective investment trusts	114,738,901	-	114,738,901	-
Total assets in the fair value hierarchy	$240,903,425	$126,164,524	$114,738,901	$-
Investments measured at net asset value (a)	5,249,021
Total investments at fair value	$246,152,446

(a) In accordance with FASB ASC 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits.

The following table summarizes investments measured at fair value based on NAV per share as of December 31, 2025 and 2024:

	Fair Value as of
	December 31,	December 31,	Unfunded	Redemption	Redemption
	2025	2024	Commitments	Frequency	Notice Period

Variable annuities	$5,852,117	$5,249,021	$-	Daily	None